GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Australia – 4.2%
437,371	APA Group (Gas Utilities)	$ 2,691,120
913,948	Transurban Group (Transportation Infrastructure)	7,217,833

		9,908,953

Canada – 14.5%
397,216	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	14,728,637
58,482	Fortis, Inc. (Electric Utilities)	2,221,838
118,446	Keyera Corp. (Oil, Gas & Consumable Fuels)	2,438,632
59,240	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	1,734,722
216,811	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,585,868
160,958	TC Energy Corp. (Oil, Gas & Consumable Fuels)	6,483,298

		34,192,995

China – 1.8%
314,600	ENN Energy Holdings Ltd. (Gas Utilities)	4,194,619

France – 6.7%
157,389	Engie SA (Multi-Utilities)	1,811,531
121,688	Veolia Environnement SA (Multi-Utilities)	2,325,725
145,898	Vinci SA (Construction & Engineering)	11,797,432

		15,934,688

Germany – 0.4%
43,292	Vonovia SE (Real Estate Management & Development)	934,319

Hong Kong – 0.5%
1,315,619	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,158,864

Italy – 1.0%
338,994	Enav SpA (Transportation Infrastructure)*(a)	1,233,544
305,722	Enel SpA (Electric Utilities)	1,253,835

		2,487,379

Shares	Description	Value

Common Stocks – (continued)
Spain – 7.2%
32,808	Aena SME SA (Transportation Infrastructure)*(a)	$ 3,404,804
206,891	Cellnex Telecom SA (Diversified Telecommunication Services)*(a)	6,381,886
186,799	Ferrovial SA (Construction & Engineering)	4,240,082
313,742	Iberdrola SA (Electric Utilities)	2,925,390

		16,952,162

United Kingdom – 6.0%
6,825	Linde PLC (Chemicals)	1,839,952
1,194,065	National Grid PLC (Multi-Utilities)	12,291,844

		14,131,796

United States – 55.8%
61,525	AES Corp. (The) (Independent Power and Renewable Electricity Producers)	1,390,465
46,366	Ameren Corp. (Multi-Utilities)	3,734,781
107,629	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	23,107,946
35,367	American Water Works Co., Inc. (Water Utilities)	4,603,369
70,016	Archaea Energy, Inc. (Oil, Gas & Consumable Fuels)*	1,260,988
40,387	Atmos Energy Corp. (Gas Utilities)	4,113,416
176,977	CenterPoint Energy, Inc. (Multi-Utilities)	4,987,212
72,558	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	12,038,098
64,147	CMS Energy Corp. (Multi-Utilities)	3,735,921
33,517	Consolidated Edison, Inc. (Multi-Utilities)	2,874,418
67,104	Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	9,699,883
63,751	Edison International (Electric Utilities)	3,607,032
2,957	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	1,682,060
59,370	Eversource Energy (Electric Utilities)	4,628,485
209,319	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,483,068
4,097	Martin Marietta Materials, Inc. (Construction Materials)	1,319,603
17,537	NextEra Energy Partners LP (Independent Power and Renewable Electricity Producers)	1,268,100
43,326	NextEra Energy, Inc. (Electric Utilities)	3,397,192

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares		Description	Value

Common Stocks – (continued)
United States – (continued)
43,630		ONEOK, Inc. (Oil, Gas & Consumable Fuels)	$ 2,235,601
200,300		PG&E Corp. (Electric Utilities)*	2,503,750
27,490		SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	7,825,029
58,180		Sempra Energy (Multi-Utilities)	8,723,509
100,974		Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,092,771
35,883		WEC Energy Group, Inc. (Multi-Utilities)	3,209,017
287,282		Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	8,224,884
36,838		Xcel Energy, Inc. (Electric Utilities)	2,357,632

			132,104,230

TOTAL COMMON STOCKS (Cost $220,516,235)			$232,000,005

Shares		Dividend Rate	Value

Investment Company – 1.4%(b)
3,301,776	Goldman Sachs Financial Square Government Fund – Institutional Shares	2.911%	$ 3,301,776
(Cost $3,301,776)

TOTAL INVESTMENTS – 99.5% (Cost $223,818,011)			$235,301,781

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			1,210,948

NET ASSETS – 100.0%			$236,512,729

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Sector Name	% of Market Value
Utilities	37.3%
Energy	27.0
Real Estate	18.4
Industrials	11.9
Communication Services	2.7
Investment Company	1.4
Materials	1.3
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Australia – 3.4%
74,008	Goodman Group REIT (Real Estate)	$ 747,986
434,372	Ingenia Communities Group REIT (Real Estate)	1,034,602
767,785	Scentre Group REIT (Real Estate)	1,254,469
824,138	Stockland REIT (Real Estate)	1,724,773

		4,761,830

Canada – 2.3%
40,749	Canadian Apartment Properties REIT (Real Estate)	1,241,925
154,146	Chartwell Retirement Residences (Health Care Equipment & Services)	1,036,679
19,000	Granite Real Estate Investment Trust REIT (Real Estate)	917,023

		3,195,627

China – 0.6%
350,200	ESR Group Ltd. (Real Estate)(a)	880,882

France – 0.8%
15,505	Gecina SA REIT (Real Estate)	1,214,348

Germany – 2.4%
51,332	Instone Real Estate Group SE (Real Estate)(a)	424,380
138,615	Vonovia SE (Real Estate)	2,991,561

		3,415,941

Hong Kong – 4.1%
205,500	CK Asset Holdings Ltd. (Real Estate)	1,233,696
940,000	Fortune Real Estate Investment Trust REIT (Real Estate)	684,930
378,100	Hongkong Land Holdings Ltd. (Real Estate)	1,661,380
1,010,000	Sino Land Co. Ltd. (Real Estate)	1,328,481
403,000	Swire Properties Ltd. (Real Estate)	866,963

		5,775,450

Ireland – 0.4%
206,656	Dalata Hotel Group PLC (Consumer Services)*	571,206

Japan – 11.0%
895	Comforia Residential REIT, Inc. REIT (Real Estate)	2,039,694
1,497	GLP J REIT (Real Estate)	1,660,252

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
218	Hoshino Resorts REIT, Inc. REIT (Real Estate)	$ 1,012,682
765	Hulic REIT, Inc. REIT (Real Estate)	875,651
1,687	Japan Metropolitan Fund Invest REIT (Real Estate)	1,266,623
195,500	Mitsubishi Estate Co. Ltd. (Real Estate)	2,575,942
402	Mitsubishi Estate Logistics REIT Investment Corp. REIT (Real Estate)	1,255,016
142,000	Mitsui Fudosan Co. Ltd. (Real Estate)	2,705,098
15,200	Open House Group Co. Ltd. (Consumer Durables & Apparel)	513,509
1,545	United Urban Investment Corp. REIT (Real Estate)	1,601,469

		15,505,936

Netherlands – 0.5%
63,543	CTP NV (Real Estate)(a)	654,155

Singapore – 3.4%
858,600	CapitaLand Ascendas REIT (Real Estate)	1,601,584
1,391,700	Capitaland India Trust (Real Estate)	1,013,598
1,940,700	Far East Hospitality Trust (Real Estate)	787,328
2,673,209	Lendlease Global Commercial REIT (Real Estate)	1,416,422

		4,818,932

Spain – 1.4%
37,807	Cellnex Telecom SA (Telecommunication Services)*(a)	1,166,218
108,796	Merlin Properties Socimi SA REIT (Real Estate)	839,488

		2,005,706

Sweden – 0.8%
103,568	Castellum AB (Real Estate)(b)	1,160,445

United Kingdom – 4.1%
114,809	Big Yellow Group PLC REIT (Real Estate)	1,358,727
871,130	Capital & Counties Properties PLC REIT (Real Estate)	1,033,938
363,677	LondonMetric Property PLC REIT (Real Estate)	708,581
215,531	Segro PLC REIT (Real Estate)	1,798,363
93,651	UNITE Group PLC (The) REIT (Real Estate)	889,146

		5,788,755

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 62.9%
24,545	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	$ 3,440,964
6,864	American Tower Corp. REIT (Real Estate)	1,473,701
51,078	Americold Realty Trust, Inc. REIT (Real Estate)	1,256,519
24,320	AvalonBay Communities, Inc. REIT (Real Estate)	4,479,501
4,992	Camden Property Trust REIT (Real Estate)	596,294
55,896	Cousins Properties, Inc. REIT (Real Estate)	1,305,172
82,611	CubeSmart REIT (Real Estate)	3,309,397
37,607	Digital Realty Trust, Inc. REIT (Real Estate)	3,729,862
33,671	DigitalBridge Group, Inc. (Real Estate)	421,224
87,680	Duke Realty Corp. REIT (Real Estate)	4,226,176
18,128	EastGroup Properties, Inc. REIT (Real Estate)	2,616,595
7,614	Equinix, Inc. REIT (Real Estate)	4,331,148
45,597	Equity LifeStyle Properties, Inc. REIT (Real Estate)	2,865,315
53,950	Equity Residential REIT (Real Estate)	3,626,519
12,018	Essex Property Trust, Inc. REIT (Real Estate)	2,911,120
25,685	Federal Realty Investment Trust REIT (Real Estate)	2,314,732
85,039	Healthcare Realty Trust, Inc. REIT (Real Estate)	1,773,063
24,856	Healthpeak Properties, Inc. REIT (Real Estate)	569,700
66,619	Hudson Pacific Properties, Inc. REIT (Real Estate)	729,478
113,114	Invitation Homes, Inc. REIT (Real Estate)	3,819,860
32,196	Kilroy Realty Corp. REIT (Real Estate)	1,355,774
83,217	Park Hotels & Resorts, Inc. REIT (Real Estate)	937,023
55,993	Prologis, Inc. REIT (Real Estate)	5,688,889
22,938	Public Storage REIT (Real Estate)	6,716,476
37,574	Realty Income Corp. REIT (Real Estate)	2,186,807
50,229	Regency Centers Corp. REIT (Real Estate)	2,704,832
83,281	RLJ Lodging Trust REIT (Real Estate)	842,804
24,495	Ryman Hospitality Properties, Inc. REIT (Real Estate)	1,802,587
2,600	SBA Communications Corp. REIT (Real Estate)	740,090
33,727	Simon Property Group, Inc. REIT (Real Estate)	3,026,998
31,653	Terreno Realty Corp. REIT (Real Estate)	1,677,292
76,731	Ventas, Inc. REIT (Real Estate)	3,082,284

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
111,831	VICI Properties, Inc. REIT (Real Estate)		$ 3,338,155
63,895	Welltower, Inc. REIT (Real Estate)		4,109,726
59,006	WeWork, Inc., Class A (Real Estate)*(b)		156,366
9,666	W.P. Carey, Inc. REIT (Real Estate)		674,687

			88,837,130

TOTAL COMMON STOCKS (Cost $148,518,739)			$138,586,343

Shares		Dividend Rate	Value

Investment Company – 1.1%(c)
1,551,379	Goldman Sachs Financial Square Government Fund – Institutional Shares	2.911%	$ 1,551,379
(Cost $1,551,379)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $150,070,118)			$140,137,722

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,056,262	2.911%	$ 1,056,262
(Cost $1,056,262)

TOTAL INVESTMENTS – 99.9% (Cost $151,126,380)		$141,193,984

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		105,033

NET ASSETS – 100.0%		$141,299,017

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Sector Name	% of Market Value
Real Estate	95.8%
Investment Company	1.1
Communication Services	0.8
Consumer Discretionary	0.8
Health Care	0.8
Securities Lending Reinvestment Vehicle	0.7
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 101.4%
Development – 0.2%
77,526	WeWork, Inc., Class A*(a)	$ 205,444

Health Care – 8.6%
39,746	Healthpeak Properties, Inc. REIT	910,978
87,448	Ventas, Inc. REIT	3,512,786
87,287	Welltower, Inc. REIT	5,614,300

		10,038,064

Health Care REITs – 1.7%
93,062	Healthcare Realty Trust, Inc. REIT	1,940,343

Hotel – 4.0%
117,558	Park Hotels & Resorts, Inc. REIT	1,323,703
122,418	RLJ Lodging Trust REIT	1,238,870
29,398	Ryman Hospitality Properties, Inc. REIT	2,163,399

		4,725,972

Industrial – 19.3%
39,182	Americold Realty Trust, Inc. REIT	963,877
117,335	Duke Realty Corp. REIT	5,655,547
20,745	EastGroup Properties, Inc. REIT	2,994,334
103,070	Prologis, Inc. REIT	10,471,912
46,875	Terreno Realty Corp. REIT	2,483,906

		22,569,576

Office – 8.8%
38,228	Alexandria Real Estate Equities, Inc. REIT	5,359,183
92,500	Cousins Properties, Inc. REIT	2,159,875
33,790	Hudson Pacific Properties, Inc. REIT	370,001
55,883	Kilroy Realty Corp. REIT	2,353,233

		10,242,292

Real Estate Operating Companies – 0.4%
39,308	DigitalBridge Group, Inc.	491,743

Residential – 21.6%
31,203	AvalonBay Communities, Inc. REIT	5,747,280
12,848	Camden Property Trust REIT	1,534,694
62,563	Equity LifeStyle Properties, Inc. REIT	3,931,459
65,396	Equity Residential REIT	4,395,919
16,514	Essex Property Trust, Inc. REIT	4,000,186
140,318	Invitation Homes, Inc. REIT	4,738,539
6,424	Sun Communities, Inc. REIT	869,360

		25,217,437

Shares	Description	Value

Common Stocks – (continued)
Retail – 7.8%
29,693	Federal Realty Investment Trust REIT	$ 2,675,933
51,489	Regency Centers Corp. REIT	2,772,683
41,216	Simon Property Group, Inc. REIT	3,699,136

		9,147,752

Specialized – 29.0%
6,593	American Tower Corp. REIT	1,415,517
95,894	CubeSmart REIT	3,841,514
50,285	Digital Realty Trust, Inc. REIT	4,987,266
16,076	Equinix, Inc. REIT	9,144,672
11,645	Extra Space Storage, Inc. REIT	2,011,208
33,970	Public Storage REIT	9,946,756
4,524	SBA Communications Corp. REIT	1,287,756
42,797	VICI Properties, Inc. REIT	1,277,490

		33,912,179

TOTAL COMMON STOCKS (Cost $101,525,188)		$118,490,802

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $101,525,188)		$118,490,802

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
220,947	2.911%	$ 220,947
(Cost $220,947)

TOTAL INVESTMENTS – 101.6% (Cost $101,746,135)		$118,711,749

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(1,872,502)

NET ASSETS – 100.0%		$116,839,247

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of September 30, 2022:

GLOBAL INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$5,353,483	$—
Europe	1,839,952	48,600,392	—
North America	166,297,225	—	—
Oceania	—	9,908,953	—
Investment Company	3,301,776	—	—
Total	$171,438,953	$63,862,828	$—

GLOBAL REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$26,981,200	$—
Europe	1,742,519	13,068,037	—
North America	92,032,757	—	—
Oceania	—	4,761,830	—
Investment Company	1,551,379	—	—
Securities Lending Reinvestment Vehicle	1,056,262	—	—
Total	$96,382,917	$44,811,067	$—

REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$118,490,802	$—	$—
Securities Lending Reinvestment Vehicle	220,947	—	—
Total	$118,711,749	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Infrastructure and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.